SHARE-BASED PAYMENT - Schedule of Detailed Information About RSU (Details) - RSU - BRL (R$) R$ / shares in Units, R$ in Thousands			6 Months Ended
	Jun. 15, 2026	Mar. 26, 2026	Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted (in shares)			26,245,366,000
Total not exercised (in shares)			22,559,787,000
Expenses			R$ 80,664
March 26, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in brazilian real per share)		R$ 16.45
Total granted (in shares)		3,685,579,000
Total not exercised (in shares)		0
Expenses		R$ 60,614
June 15, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in brazilian real per share)	R$ 16.45
Remaining term (in years)	2 years 9 months 18 days
Purchasing period up to (years)	3 years
Total granted (in shares)	16,978,697,000
Total not exercised (in shares)	16,978,697,000
Expenses	R$ 18,913
June 15, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in brazilian real per share)	R$ 11.25
Remaining term (in years)	2 years 9 months 18 days
Purchasing period up to (years)	3 years
Total granted (in shares)	5,581,090,000
Total not exercised (in shares)	5,581,090,000
Expenses	R$ 1,137